Redeemable noncontrolling interests - Summary of Redeemable noncontrolling Interests Balance (Detail) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Noncontrolling Interest [Abstract]
Balance as of January 1, 2022	¥ 0	$ 0
Initial fair value of redeemable noncontrolling interests	31,397	4,687
Net loss attributable to redeemable noncontrolling interest	(2,061)	(308)
Adjustment of redeemable noncontrolling interests to redemption value	2,246	336
Balance as of June 30, 2022	¥ 31,582	$ 4,715